Document and Entity Information	Sep. 20, 2021
Cover [Abstract]
Entity Registrant Name	Viridian Therapeutics, Inc.\DE
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001590750
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Sep. 20, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-36483
Entity Tax Identification Number	47-1187261
Entity Address, Address Line One	203 Crescent Street
Entity Address, Address Line Two	Bldg 17
Entity Address, Address Line Three	Suite 102B
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02453
City Area Code	(617)
Local Phone Number	272-4600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 Par Value
Trading Symbol	VRDN
Entity Emerging Growth Company	false